Mineral Properties, Plant and Equipment, Exploration and Evaluation - Schedule of Carrying Amount by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	$ 148,877	$ 228,349
Florida Canyon Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	105,915	71,248
San Francisco Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	5,206	44,218
Ana Paula Project
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	34,971	107,616
Other
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	2,785	5,267
Mineral Properties
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	38,540	71,336
Mineral Properties | Florida Canyon Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	34,736	41,776
Mineral Properties | San Francisco Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	3,804	29,560
Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	75,457	49,064
Plant and Equipment | Florida Canyon Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	71,179	29,472
Plant and Equipment | San Francisco Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	1,402	13,024
Plant and Equipment | Ana Paula Project
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	400	1,452
Plant and Equipment | Other
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	2,476	5,116
Exploration and Evaluation
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	34,880	107,949
Exploration and Evaluation | San Francisco Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation		1,634
Exploration and Evaluation | Ana Paula Project
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	34,571	106,164
Exploration and Evaluation | Other
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	$ 309	$ 151